Retirement Plans (Tables)	12 Months Ended
Sep. 30, 2012
Compensation and Retirement Disclosure [Abstract]
Schedule Of Retirement Plans Expense

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Defined benefit plans:
Service cost (benefits earned
during the period)	$51	52	55	24	30	27
Interest cost	175	172	172	45	50	50
Expected return on plan assets	(263)	(279)	(275)	(42)	(49)	(43)
Net amortization and other	122	147	168	20	22	19
Net periodic pension expense	85	92	120	47	53	53
Defined contribution plans	81	98	103	36	50	59
Total retirement plans expense	$166	190	223	83	103	112

Reconciliations Of Actuarial Present Value Of Projected Benefit Obligations And Fair Value Of Plan Assets For Defined Benefit Pension Plans

	U.S. Plans		Non-U.S. Plans
	2011	2012	2011	2012
Projected benefit obligation, beginning	$3,466	3,644	1,061	960
Service cost	52	55	30	27
Interest cost	172	172	50	50
Actuarial (gain) loss	114	502	(125)	137
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	7	3	(3)	10
Projected benefit obligation, ending	$3,644	4,203	960	1,143

Fair value of plan assets, beginning	$3,206	3,182	714	690
Actual return on plan assets	29	595	—	100
Employer contributions	112	113	30	50
Benefits paid	(167)	(173)	(53)	(41)
Foreign currency translation and other	2	2	(1)	10
Fair value of plan assets, ending	$3,182	3,719	690	809

Net amount recognized in the balance sheet	$(462)	(484)	(270)	(334)

Amounts recognized in the balance sheet:
Noncurrent liability	$(462)	(484)	(270)	(334)
Accumulated other comprehensive pretax loss	$(1,659)	(1,674)	(240)	(308)

Schedule Of Weighted-Average Assumptions Used In Valuations Of Pension Benefits

	U.S. Plans			Non-U.S. Plans
	2010	2011	2012	2010	2011	2012
Net pension expense:
Discount rate	5.50%	5.00%	4.75%	5.3%	4.6%	5.2%
Expected return on plan assets	8.00%	8.00%	7.75%	5.9%	5.9%	5.9%
Rate of compensation increase	3.00%	3.00%	3.00%	3.9%	3.5%	3.5%

Benefit obligations:
Discount rate	5.00%	4.75%	4.00%	4.6%	5.2%	4.1%
Rate of compensation increase	3.00%	3.00%	3.25%	3.5%	3.5%	3.4%

Schedule Of Asset Allocations And Weighted-Average Target Allocations

	U.S. Plans			Non-U.S. Plans
	2011	2012	Target	2011	2012	Target
Equity securities	62%	64%	60-70%	50%	55%	50-60%
Debt securities	30%	27%	25-35%	32%	30%	25-35%
Other	8%	9%	3-10%	18%	15%	10-20%
Total	100%	100%	100%	100%	100%	100%

Schedule Of Fair Values Of Defined Benefit Plan Assets Organized By Asset Class And Fair Value Hierarchy Of ASC 820

	Level 1	Level 2	Level 3	Total	%
2012
U.S. equities	$926	559	129	1,614	35%
International equities	442	495	—	937	21%
Emerging market equities	68	197	—	265	6%
Corporate bonds	0	528	—	528	12%
Government bonds	0	551	—	551	12%
High yield bonds	0	148	—	148	3%
Other	183	181	121	485	11%
Total	$1,619	2,659	250	4,528	100%

2011
U.S. equities	$766	443	145	1,354	35%
International equities	476	291	—	767	20%
Emerging market equities	59	128	—	187	5%
Corporate bonds	—	522	—	522	14%
Government bonds	—	509	—	509	13%
High yield bonds	—	130	—	130	3%
Other	120	161	122	403	10%
Total	$1,421	2,184	267	3,872	100%

Reconciliation Of Change In Value For Level 3 Assets

	2011	2012
Beginning balance, October 1	$249	267
Gains (Losses) on assets held	34	9
Gains (Losses) on assets sold	(9)	(16)
Purchases, sales and settlements, net	(7)	(10)
Ending balance, September 30	$267	250